Income Taxes (Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Liability for employees' retirement benefits	¥ 627,346	¥ 592,265
Accrued enterprise tax	17,114	19,337
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,054	437,383
Compensated absences	103,659	105,030
Accrued bonus	45,851	45,290
Unamortized purchases of leased assets	11,388	14,897
Operating loss carryforwards	175,472	186,745
Accrued liabilities for loyalty programs	121,109	110,700
Deferred revenues regarding Nikagetsu Kurikoshi	28,453	29,451
Foreign currency translation adjustments	21,809	8,993
Other	159,345	150,283
Total gross deferred tax assets	1,748,600	1,700,374
Less-Valuation allowance	(274,559)	(265,850)
Total deferred tax assets	1,474,041	1,434,524
Deferred tax liabilities:
Unrealized gains on securities	(3,343)	(6,952)
Special depreciation reserve	(112)	(83)
Issuance of subsidiaries common stock etc.	(347,597)	(354,449)
Other	(175,187)	(136,241)
Total gross deferred tax liabilities	(526,239)	(497,725)
Net deferred tax assets	¥ 947,802	¥ 936,799